Warrants	6 Months Ended
Dec. 31, 2024
Warrants [Abstract]
WARRANTS
13.	WARRANTS

In connection with the Business Combination, the Company has assumed 6,016,125 warrants outstanding, which consisted of: (i) 5,750,000 warrants (the “Public Warrants”) with each Public Warrant exercisable to purchase one ordinary share at a price of $11.50, such Public Warrants originally issued in the initial public offering of Plutonian by holders, and (ii) 266,125 warrants (the “Private Warrants”) with each Private Warrant exercisable to purchase one ordinary share at a price of $11.50, such Private Warrants originally issued in a private placement by Plutonian in connection with the initial public offering of Plutonian by the holders. The warrants became exercisable on the later of 30 days after the completion of the initial Business Combination and 12 months from the closing of the initial public offering of Plutonian (which is November 15, 2022), and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

The Company may redeem the outstanding warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption, which the Company refers to as the 30-day redemption period;

●	if, and only if, the last reported sale price of the Company’s ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. In such event, each holder would pay the exercise price by surrendering the warrants in exchange for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (defined below) over the exercise price of the warrants by (y) the fair market value. The “fair market value” for this purpose shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

The Private Warrants will be identical to the Public Warrants, except that the Private Warrants will be entitled to registration rights, and the Private Warrants (including the common shares issuable upon the exercise of the Private Warrants) will not be transferable, assignable or salable until after the completion of the Business Combination, except to permitted transferees.

Both Public Warrants and Private Warrants are classified as equity, as both meet all the criteria for equity classification and are indexed to its own ordinary shares. The warrants are recorded as additional paid-in capital on the Consolidated Balance Sheet at the completion of the Business Combination.